Accounts Receivable - Summary of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014	Mar. 30, 2013
Receivables [Abstract]
Customer trade receivables	$ 5,777	$ 4,884
Other receivables	1,557	1,755
Total	$ 7,334	$ 6,639